Acquisitions - Acquisition of Logitel Offshore Holding AS - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended
	Jun. 30, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2014	Aug. 11, 2014 FloatingAccommodationUnits	Aug. 31, 2014 FloatingAccommodationUnits
Business Acquisition [Line Items]
Operating lease arrangement period, lessor	10 years
Revenues		$ 1,019,539,000	$ 930,739,000	$ 901,227,000
Net income (loss)		17,656,000	71,915,000	123,015,000
Logitel Offshore Holding [Member]
Business Acquisition [Line Items]
Percentage of noncontrolling interest acquired					100.00%	100.00%	100.00%
Portion of purchase price paid in cash					4,000,000	4,000,000
Potential additional cash amount					27,600,000	27,600,000	27,600,000
Number of floating accommodation units						3	3
Expected cost of project						588,000,000	558,000,000
Debt conversion, description		If the fourth of six options with COSCO is not exercised by its option expiry date on November 30, 2016, Sevan has a one-time option to receive the remaining two options with COSCO.
Revenues		0
Net income (loss)		(1,000,000)
Logitel Offshore Holding [Member] | Order or Production Backlog [Member]
Business Acquisition [Line Items]
Number of floating accommodation units							6
Repayment of non-interest bearing amount on bond						30,000,000
Debt, repayment terms		Within six months of delivery of each of three FAUs ordered from COSCO, for a total of $30.0 million.
Logitel Offshore Holding [Member] | Newbuildings [Member]
Business Acquisition [Line Items]
Number of floating accommodation units						2
Logitel Offshore Holding [Member] | Newbuildings [Member] | Order or Production Backlog [Member]
Business Acquisition [Line Items]
Repayment of non-interest bearing amount on bond						10,000,000
Logitel Offshore Holding [Member] | Newbuildings [Member] | Additional Order Or Production Backlog [Member] | Maximum [Member]
Business Acquisition [Line Items]
Repayment of non-interest bearing amount on bond						$ 11,900,000
Logitel Offshore Holding [Member] | Scheduled For Delivery [Member]
Business Acquisition [Line Items]
Operating lease arrangement period, lessor		3 years
Logitel Offshore Holding [Member] | Scheduled For Delivery [Member] | Order or Production Backlog [Member]
Business Acquisition [Line Items]
Number of floating accommodation units							1